Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Weighted Average Rate

The annual weighted average rates by asset class are shown below. This information is based on the consolidated depreciation of the assets recognized in the year, compared, after annualization and elimination of any non-typical movement, to the net balance of the assets in the previous year:

Class of assets	Weighted average depreciation rate (%)
	12.31.2018	12.31.2017
Buildings and improvements	3.8%	4.6%
Installations	4.9%	5.5%
Machinery and equipment	10.0%	13.0%
Furniture and fixtures	9.3%	11.8%
Vehicles	22.7%	27.7%
Aircraft	11.0%	8.0%
Computers and peripherals	27.6%	28.2%
Tooling	16.5%	16.4%
Other assets	0.1%	0.7%
Exchange pool program assets	3.7%	3.8%

Summary of Property Plant and Equipment

12.31.2018
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8
Additions	—	1.3	—	28.5	1.9	0.5	10.2	6.3	16.6	1.4	46.3	41.3	154.3
Disposals	—	(10.9)	(0.9)	(36.5)	(2.1)	(0.5)	(0.3)	(6.4)	(1.7)	—	(20.2)	(0.7)	(80.2)
Impairment(ii)	—	—	—	(0.3)	—	—	(6.0)	—	(2.5)	—	—	—	(8.8)
Reclassifications*	—	19.3	2.1	8.8	(0.1)	—	(120.8)	0.9	0.5	0.2	(31.8)	(26.7)	(147.6)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	4.8	4.8
Translation adjustments	—	(1.4)	(0.2)	0.1	(0.4)	(0.2)	(0.1)	(1.1)	(4.7)	—	(16.0)	(1.5)	(25.5)

At December 31, 2018	11.0	750.1	162.4	972.4	74.2	17.3	76.2	190.0	629.1	27.6	650.8	93.7	3,654.8

Accumulated depreciation
At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)
Depreciation	—	(20.2)	(2.8)	(46.4)	(2.9)	(1.0)	(9.1)	(11.5)	(48.1)	—	(17.2)	—	(159.2)
Disposals	—	10.7	0.9	33.5	1.5	0.4	0.3	6.3	0.7	—	6.9	—	61.2
Reclassifications*	—	0.1	0.3	2.8	—	—	51.4	(1.7)	—	(1.5)	—	—	51.4
Interest on capitalized assets	—	(1.5)	—	—	—	—	—	—	—	—	—	—	(1.5)
Translation adjustments	—	0.4	0.1	(1.4)	0.2	0.2	—	0.8	5.6	—	5.0	—	10.9

At December 31, 2018	—	(219.4)	(105.6)	(518.1)	(44.6)	(13.8)	(38.7)	(154.5)	(371.5)	(11.4)	(212.5)	—	(1,690.1)

Net
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9
At December 31, 2018	11.0	530.7	56.8	454.3	29.6	3.5	37.5	35.5	257.6	16.2	438.3	93.7	1,964.7

12.31.2017
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2016	11.0	657.1	156.1	909.8	74.1	16.8	316.7	179.3	587.8	29.4	669.7	116.4	3,724.2
Additions	—	4.1	—	40.3	3.6	0.4	14.4	11.4	30.8	8.6	43.6	80.5	237.7
Disposals	—	(8.1)	—	(10.1)	(1.9)	(0.7)	(8.1)	(0.8)	(1.0)	—	(33.5)	(1.1)	(65.3)
Impairment(ii)	—	—	—	(2.2)	—	—	(25.8)	—	(2.1)	—	—	—	(30.1)
Reclassifications*	—	85.5	4.8	22.5	(1.4)	0.5	(104.0)	(0.7)	5.1	(12.0)	(22.2)	(142.0)	(163.9)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	22.1	22.1
Translation adjustments	—	3.2	0.5	11.5	0.5	0.5	—	1.1	0.3	—	14.9	0.6	33.1

At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8

Accumulated depreciation
At December 31, 2016	—	(191.3)	(101.4)	(445.1)	(40.0)	(12.7)	(153.9)	(136.2)	(278.9)	(9.4)	(201.1)	—	(1,570.0)
Depreciation	—	(21.3)	(3.0)	(60.3)	(4.0)	(1.2)	(25.6)	(12.1)	(50.8)	(0.2)	(18.0)	—	(196.5)
Disposals	—	4.1	—	7.5	1.0	0.6	6.9	0.6	0.3	—	8.8	—	29.8
Reclassifications*	—	0.6	0.4	—	—	0.3	91.3	—	—	(0.3)	—	—	92.3
Translation adjustments	—	(1.0)	(0.1)	(8.7)	(0.4)	(0.4)	—	(0.7)	(0.3)	—	3.1	—	(8.5)

At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)

Net
At December 31, 2016	11.0	465.8	54.7	464.7	34.1	4.1	162.8	43.1	308.9	20.0	468.6	116.4	2,154.2
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9

12.31.2016
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2015	11.0	616.5	151.8	853.3	70.5	17.0	323.5	163.2	533.5	22.8	622.6	75.8	3,461.5
Additions	—	0.6	—	54.8	4.0	0.7	137.4	17.3	54.6	8.6	65.5	91.7	435.2
Disposals	—	(9.3)	(0.2)	(7.6)	(2.3)	(0.9)	(17.8)	(3.0)	(0.9)	—	(15.1)	(7.1)	(64.2)
Impairment	—	—	—	—	—	—	(27.0)	—	—	—	—	—	(27.0)
Impairment (iii)	—	—	—	—	—	—	(64.9)	—	—	—	—	—	(64.9)
Reclassifications*	—	49.9	4.4	10.2	1.9	0.2	(34.7)	1.7	0.9	(2.0)	1.2	(59.8)	(26.1)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	16.1	16.1
Translation adjustments	—	(0.6)	0.1	(0.9)	—	(0.2)	0.2	0.1	(0.3)	—	(4.5)	(0.3)	(6.4)

At December 31, 2016	11.0	657.1	156.1	909.8	74.1	16.8	316.7	179.3	587.8	29.4	669.7	116.4	3,724.2

Accumulated depreciation
At December 31, 2015	—	(180.8)	(97.2)	(389.5)	(37.9)	(12.5)	(156.4)	(128.7)	(233.4)	(9.4)	(188.3)	—	(1,434.1)
Depreciation		(20.0)	(4.2)	(62.7)	(4.1)	(1.1)	(25.4)	(10.4)	(44.7)	—	(21.9)		(194.5)
Disposals	—	9.2	—	4.9	1.9	0.8	15.5	2.9	0.5	—	6.0	—	41.7
Reclassifications*	—	—	—	1.8	—	—	8.6	(0.1)	(1.6)	—	—	—	8.7
Translation adjustments	—	0.3	—	0.4	0.1	0.1	3.8	0.1	0.3	—	3.1	—	8.2

At December 31, 2016	—	(191.3)	(101.4)	(445.1)	(40.0)	(12.7)	(153.9)	(136.2)	(278.9)	(9.4)	(201.1)	—	(1,570.0)

Net	11.0	435.7	54.6	463.8	32.6	4.5	167.1	34.5	300.1	13.4	434.3	75.8	2,027.4
At December 31, 2015	11.0	465.8	54.7	464.7	34.1	4.1	162.8	43.1	308.9	20.0	468.6	116.4	2,154.2

*

On December 31, 2018, 2017 and 2016, reclassification of “Aircraft” and “Exchange pool program assets” classes refers to aircraft and items transferred to the inventory for sale purposes. In addition, in September 2017, 17 ERJ 145 aircraft were transferred to inventory in order to be disassembled and sold as parts (part-out procedures).

(i)	The aircraft are used for testing, shuttle and operating leases and are adjusted to fair value, if applicable. The following aircraft are held:

•	December 31, 2018: three ERJ 135, 15 ERJ 145, one EMBRAER 190, one EMBRAER 120, one Legacy 450, one 690B; and

•	December 31, 2017: nine ERJ 135, 26 ERJ 145, four EMBRAER 170, one EMBRAER 190, one EMBRAER 120, one Legacy 450, one Legacy 500, one Phenom 300, one 690B.

(ii)	Impairment losses recognized as discussed in Note 17.